Investment in Joint Venture (Tables)	6 Months Ended
Dec. 31, 2025
Investment in Joint Venture [Abstract]
Schedule of Investment in Joint Venture
	31 December 2025 $ (Unaudited)	30 June 2025 $ (Audited)
Shares in Tanbreez Mining Greenland A/S	114,046,056	107,856,418
Investment in joint venture accounted for using the equity method	114,046,056	107,856,418
Movements in the carrying amount of the investment in joint venture
	31 December 2025 $ (Unaudited)	30 June 2025 $ (Audited)
Balance at beginning of period	107,856,418	5,000,000
Purchase of unlisted investments (i)	-	96,850,000
Cash investments	5,000,000	2,060,000
Invoices paid by the Company on behalf of the joint venture	1,154,542	3,244,440
Share of profits of joint venture recognised during the period	35,096	701,978
Investment in joint venture accounted for using the equity method	114,046,056	107,856,418

(i)	On June 5, 2024, CRML entered into a heads of agreement to acquire 92.5% of the issued capital of Rimbal Pty Ltd (Vendor) which is the registered holder of 92.5% of the issued capital of Tanbreez Mining Greenland A/S (Tanbreez) which holds the only exploitation permit for rare earths in Greenland (HOA). The HOA was comprised of the following stages:

1.	Initial Investment of US$5,000,000 to acquire a 5.55% equity interest in Tanbreez

2.	Stage 1 interest – Issue of US$90,000,000 of shares in CRML subject to holding lock until February 28, 2025 to acquire a 36.45% equity interest in Tanbreez

3.	Stage 2 interest – Issue of US$116,000,000 of shares in CRML equal to 95% of the closing price of CRML shares on the date upon which CRML meets a minimum of US$10 million on the permit within 2 years to acquire a 50.50% equity interest in Tanbreez